Share-based payment arrangements - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 22, 2020 shares $ / shares	Mar. 16, 2020 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares	Sep. 21, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted (in shares)			3,374,192	3,795,757
Weighted average grant date fair value, stock options (in dollars per share) | $ / shares			$ 31.48	$ 8.30
Number of options outstanding (in shares)			8,847,218	6,970,505	3,659,375
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units granted (in shares)			972,714	0
Options with performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted (in shares)			214,286
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units granted (in shares)			1,395,169	0
Expected volatility of share price (percent)			32.50%
Omnibus Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in dollars per share) | $ / shares			$ 117.25	$ 28.71
Omnibus Incentive Plan | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted (in shares)	3,000,000
Exercise price (in dollars per share) | $ / shares	$ 26.00
Vesting period (in years)	5 years
Equity award term (in years)	10 years
Omnibus Incentive Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)			3 years
Omnibus Incentive Plan | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)			3 years
Legacy Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted (in shares)		357,143
Stock options granted, pre-conversion (in shares)		1,000,000
Exercise price (in dollars per share) | $ / shares				$ 6.15
Weighted average grant date fair value, stock options (in dollars per share) | $ / shares		$ 4.34
Weighted average grant date fair value, stock options, pre-conversion | $ / shares		$ 1.55
Number of shares authorized for issuance						11,704,100
Options with clawback provision vested (in shares)				205,666
Compensation expense related to option vesting and voiding of clawback provision | $				$ 4,587
Conversion ratio, shares and exercise price	2.8
Number of options outstanding (in shares)	3,621,323
Legacy Option Plan | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				5 years
Equity award term (in years)				10 years
Key management personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)			5,351,140	3,123,204